Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Common Class A	Common Class B	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Predecessor Stock Purchase Warrants	Successor Additional Paid-In Capital	Treasury Stock	Noncontrolling Interest	Special Cash Dividend	Special Cash Dividend Retained Earnings (Deficit)	Regular Cash Dividend	Regular Cash Dividend Retained Earnings (Deficit)	Regular Cash Dividend Successor Additional Paid-In Capital
Beginning balance (Predecessor) at Dec. 30, 2012		$ (8,055,028)	$ 0	$ 0	$ (7,401,904)	$ (908,124)	$ 255,000	$ 0	$ 0	$ 0
Beginning balance, shares (Predecessor) at Dec. 30, 2012			0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive (Loss) Income | Predecessor		8,018,348			7,110,224	908,124
Cancellation of Predecessor’s common shares held by ESOP, net of unearned compensation | Predecessor		36,680			36,680
Cancellation of Predecessor’s stock purchase warrants | Predecessor					255,000		(255,000)
Issuance of Successor common stock and stock purchase warrants | Successor		4,536,000	$ 79	$ 4				4,535,917
Issuance of Successor common stock and stock purchase warrants, shares | Successor			78,754,269	4,455,767
Net (Loss) Income | Predecessor		7,110,224
Ending balance, shares (Predecessor) at Dec. 31, 2012			0	0
Ending balance, shares (Successor) at Dec. 31, 2012			78,754,000	4,456,000
Ending balance, shares at Dec. 31, 2012			78,754,269	4,455,767
Ending balance (Predecessor) at Dec. 31, 2012		0	$ 0	$ 0	0	0	0	0	0	0
Ending balance (Successor) at Dec. 31, 2012		4,536,000	79	4	0	0	0	4,535,917	0	0
Beginning balance (Successor) at Dec. 29, 2013		4,925,561	$ 90	$ 3	241,555	140,685	0	4,543,228	0	0
Beginning balance, shares (Successor) at Dec. 29, 2013			89,934,000	3,186,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive (Loss) Income | Successor		291,527
Comprehensive (Loss) Income		291,527
Net (Loss) Income | Successor		476,663			476,663
Net (Loss) Income		476,663
Other comprehensive income, net of taxes | Successor		185,136				185,136
Conversions of Class B Common Stock to Class A Common Stock | Successor			$ 1	$ (1)
Conversions of Class B Common Stock to Class A Common Stock, shares | Successor			772,000	(772,000)
Warrant exercises | Successor			$ 5					(5)
Warrant exercises, shares | Successor			4,850,000	24,000
Warrant exercises, shares			4,850,072	24,944
Stock-based compensation | Successor		27,835						27,835
Publishing Spin-off (Note 2) | Successor		19,347				(2,090)		21,437
Net share settlements of stock-based awards | Successor		(1,893)						(1,893)
Net share settlements of stock-based awards, shares | Successor			152,000
Excess tax benefits from stock-based awards | Successor		868						868
Common stock repurchases | Successor		(67,814)							(67,814)
Common stock repurchases		(68,000)
Ending balance, shares (Successor) at Dec. 28, 2014			95,708,000	2,438,000
Ending balance, shares at Dec. 28, 2014			95,708,401	2,438,083
Ending balance (Successor) at Dec. 28, 2014		5,195,431	$ 96	$ 2	718,218	(46,541)	0	4,591,470	(67,814)	0
Ending balance at Dec. 28, 2014		5,195,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive (Loss) Income | Successor		(344,393)
Comprehensive (Loss) Income		(344,393)
Net (Loss) Income | Successor		(319,918)			(319,918)
Net (Loss) Income		(319,918)
Other comprehensive income, net of taxes | Successor		24,475				24,475
Conversions of Class B Common Stock to Class A Common Stock | Successor			$ 2	$ (2)
Conversions of Class B Common Stock to Class A Common Stock, shares | Successor			2,432,000	(2,432,000)
Warrant exercises | Successor			$ 2					(2)
Warrant exercises, shares | Successor			1,719,000
Warrant exercises, shares			1,718,645	0
Stock-based compensation | Successor		32,547						32,547
Net share settlements of stock-based awards | Successor		(4,251)						(4,251)
Net share settlements of stock-based awards, shares | Successor			156,000
Adjustments to Additional Paid in Capital, Income Tax Deficiency from Share-based Compensation | Successor		(878)						(878)
Common stock repurchases | Successor		(332,339)							(332,339)
Common stock repurchases		(332,000)
Special dividends declared to shareholders and warrant holders, $6.73 per share | Successor											$ (648,644)	$ (648,644)
Special dividends declared to shareholders and warrant holders, $6.73 per share		(71,275)
Regular dividends declared to shareholders and warrant holders, $0.75 per share | Successor	[1]												$ (71,275)	$ (72,007)	$ 732
Contributions from noncontrolling interest | Successor		5,524								5,524
Ending balance, shares (Successor) at Dec. 31, 2015			100,015,000	6,000
Ending balance, shares at Dec. 31, 2015			100,015,546	5,605
Ending balance (Successor) at Dec. 31, 2015		3,831,722	$ 100	$ 0	$ (322,351)	$ (71,016)	$ 0	$ 4,619,618	$ (400,153)	$ 5,524
Ending balance at Dec. 31, 2015		$ 3,831,722

[1]	(1) Includes $0.7 million of granted dividend equivalent units.